Business Combinations (Tables) (Norfolk Power [Member])	12 Months Ended
Dec. 31, 2014
Norfolk Power [Member]
Summary of Preliminary Determination of Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the preliminary determination of the fair value of the assets acquired and liabilities assumed:

(millions of Canadian dollars)
Working capital	6
Property, plant and equipment	56
Deferred income tax assets	1
Goodwill	40
Bank indebtedness	(3)
Derivative instruments	(3)
Long-term debt	(26)
Post-retirement and post-employment benefit liability	(1)
Environmental liability	(1)
Long-term accounts payable and other liabilities	(1)

68